UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Event Driven
Opportunities Fund
Class A
Class T
Class C
Institutional Class

July 31, 2014

1.9585372.100

AEDO-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 23.3%
Diversified Consumer Services - 4.3%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	2,994	$ 83,622
DeVry, Inc.	1,845	73,745
Matthews International Corp. Class A	1,990	86,545
Sotheby's Class A (Ltd. vtg.)	5,549	220,018
		463,930
Hotels, Restaurants & Leisure - 3.4%
Bob Evans Farms, Inc.	1,910	90,744
Bravo Brio Restaurant Group, Inc. (a)	5,777	86,077
Darden Restaurants, Inc.	2,160	100,980
Life Time Fitness, Inc. (a)	2,230	87,751
		365,552
Internet & Catalog Retail - 0.7%
FTD Companies, Inc. (a)	2,307	75,993
Media - 5.0%
CBS Outdoor Americas, Inc.	2,530	84,224
Liberty Media Corp. (a)	1,336	62,792
Liberty Media Corp. Class A (a)	1,868	87,889
New Media Investment Group, Inc.	5,800	87,348
News Corp. Class A (a)	4,664	82,320
Time, Inc. (a)	3,260	78,566
Tribune Pubg Co. (a)	2,200	46,266
		529,405
Multiline Retail - 0.8%
Big Lots, Inc.	1,847	80,806
Specialty Retail - 9.1%
Abercrombie & Fitch Co. Class A	3,130	123,134
Chico's FAS, Inc.	12,035	190,273
CST Brands, Inc.	2,580	86,249
Destination XL Group, Inc. (a)	30,786	164,705
Groupe FNAC SA (a)	1,765	78,111
Murphy U.S.A., Inc. (a)	1,837	90,785
Office Depot, Inc. (a)	14,378	72,034
PetSmart, Inc.	1,400	95,396
Signet Jewelers Ltd.	730	74,307
		974,994
TOTAL CONSUMER DISCRETIONARY		2,490,680
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.7%
Beverages - 0.9%
Crimson Wine Group Ltd. (a)	10,258	$ 96,425
Food Products - 2.8%
Dean Foods Co.	8,815	135,046
Kraft Foods Group, Inc.	1,482	79,413
WhiteWave Foods Co. (a)	2,730	81,327
		295,786
TOTAL CONSUMER STAPLES		392,211
ENERGY - 4.1%
Energy Equipment & Services - 2.1%
Era Group, Inc. (a)	2,115	56,682
Rowan Companies PLC	2,530	77,216
Seventy Seven Energy, Inc. (a)	3,900	87,477
		221,375
Oil, Gas & Consumable Fuels - 2.0%
Magnum Hunter Resources Corp. (a)	9,670	62,178
QEP Resources, Inc.	2,361	78,031
The Williams Companies, Inc.	1,390	78,716
		218,925
TOTAL ENERGY		440,300
FINANCIALS - 14.0%
Banks - 0.8%
First Horizon National Corp.	7,634	89,929
Capital Markets - 1.7%
Apollo Investment Corp.	1,900	16,131
Greenhill & Co., Inc.	1,900	86,963
NorthStar Asset Management Group, Inc. (a)	4,470	80,058
		183,152
Consumer Finance - 1.5%
Encore Capital Group, Inc. (a)	2,040	86,659
Navient Corp.	4,560	78,432
		165,091
Diversified Financial Services - 0.8%
MSCI, Inc. Class A (a)	1,779	80,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.8%
FNF Group	2,466	$ 66,853
FNFV Group	821	13,432
		80,285
Real Estate Investment Trusts - 5.3%
Ashford Hospitality Prime, Inc.	4,729	78,738
CareTrust (REIT), Inc. (a)	4,530	77,282
CommonWealth REIT	3,218	86,435
Gaming & Leisure Properties	2,042	68,754
New Residential Investment Corp.	13,810	82,584
Starwood Waypoint Residential (a)	3,380	88,860
Washington Prime Group, Inc. (a)	4,190	79,149
		561,802
Real Estate Management & Development - 1.5%
Buwog-Gemeinnuetzige Wohnung (a)	8,600	165,252
Thrifts & Mortgage Finance - 1.6%
Fannie Mae (a)	9,994	41,875
Fox Chase Bancorp, Inc.	5,337	89,768
Freddie Mac (a)	9,970	41,575
		173,218
TOTAL FINANCIALS		1,499,229
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 1.6%
Hologic, Inc. (a)	3,190	83,163
Masimo Corp. (a)	3,420	82,354
		165,517
Pharmaceuticals - 3.0%
AbbVie, Inc.	1,430	74,846
Allergan, Inc.	505	83,759
Mallinckrodt PLC (a)	1,152	80,202
Zoetis, Inc. Class A	2,508	82,538
		321,345
TOTAL HEALTH CARE		486,862
INDUSTRIALS - 20.7%
Aerospace & Defense - 0.8%
Triumph Group, Inc.	1,260	79,821
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
UTi Worldwide, Inc.	8,390	$ 79,369
Building Products - 0.7%
Allegion PLC	1,434	73,751
Commercial Services & Supplies - 9.0%
ADT Corp.	2,783	96,848
Civeo Corp.	11,816	300,126
Clean Harbors, Inc. (a)	1,470	84,716
Progressive Waste Solution Ltd. (Canada)	8,066	202,473
R.R. Donnelley & Sons Co.	5,539	96,157
Recall Holdings Ltd. (a)	18,756	89,317
The Brink's Co.	3,220	86,425
		956,062
Electrical Equipment - 4.1%
Babcock & Wilcox Co.	4,000	124,160
General Cable Corp.	3,730	82,918
OSRAM Licht AG (a)	3,352	136,136
PowerSecure International, Inc. (a)	9,760	95,941
		439,155
Machinery - 4.7%
Allison Transmission Holdings, Inc.	4,728	138,436
Manitowoc Co., Inc.	2,960	78,618
SPX Corp.	823	81,584
Valmet Corp.	19,800	208,261
		506,899
Trading Companies & Distributors - 0.7%
Now, Inc.	2,370	76,290
TOTAL INDUSTRIALS		2,211,347
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 4.6%
EMCORE Corp. (a)	20,101	81,610
Emulex Corp. (a)	14,510	85,319
JDS Uniphase Corp. (a)	7,820	92,823
Juniper Networks, Inc.	4,060	95,572
Riverbed Technology, Inc. (a)	7,710	138,009
		493,333
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.5%
Knowles Corp. (a)	2,480	$ 72,118
RealD, Inc. (a)	8,410	88,894
		161,012
Internet Software & Services - 0.8%
XO Group, Inc. (a)	7,690	85,897
IT Services - 4.7%
Blackhawk Network Holdings, Inc. (a)	3,360	93,710
ManTech International Corp. Class A	3,040	82,080
PRG-Schultz International, Inc. (a)	18,809	113,230
Science Applications International Corp.	3,090	129,069
ServiceSource International, Inc. (a)	18,420	81,601
		499,690
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	23,547	92,069
Tessera Technologies, Inc.	11,180	284,084
		376,153
Software - 2.5%
Compuware Corp.	8,078	73,510
Comverse, Inc. (a)	7,801	200,330
		273,840
Technology Hardware, Storage & Peripherals - 3.2%
Intevac, Inc. (a)	12,790	81,089
Lexmark International, Inc. Class A	1,696	81,459
Quantum Corp. (a)	141,257	176,571
		339,119
TOTAL INFORMATION TECHNOLOGY		2,229,044
MATERIALS - 5.8%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	642	84,712
Ashland, Inc.	1,228	128,510
Intrepid Potash, Inc. (a)	4,870	72,125
		285,347
Containers & Packaging - 2.3%
MeadWestvaco Corp.	1,770	73,986
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Orora Ltd.	67,099	$ 90,361
Owens-Illinois, Inc. (a)	2,590	80,782
		245,129
Metals & Mining - 0.9%
TimkenSteel Corp. (a)	2,140	93,111
TOTAL MATERIALS		623,587
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
TW Telecom, Inc. (a)	1,999	81,439
UTILITIES - 0.7%
Gas Utilities - 0.7%
ONE Gas, Inc.	2,070	74,520
TOTAL COMMON STOCKS (Cost $10,403,516)		10,529,219
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b) (Cost $200,250)	200,250	200,250
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,603,766)		10,729,469
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(40,875)
NET ASSETS - 100%		$ 10,688,594
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,490,680	$ 2,490,680	$ -	$ -
Consumer Staples	392,211	392,211	-	-
Energy	440,300	440,300	-	-
Financials	1,499,229	1,499,229	-	-
Health Care	486,862	486,862	-	-
Industrials	2,211,347	2,122,030	89,317	-
Information Technology	2,229,044	2,229,044	-	-
Materials	623,587	533,226	90,361	-
Telecommunication Services	81,439	81,439	-	-
Utilities	74,520	74,520	-	-
Money Market Funds	200,250	200,250	-	-
Total Investments in Securities:	$ 10,729,469	$ 10,549,791	$ 179,678	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $10,656,000. Net unrealized appreciation aggregated $73,469, of which $629,324 related to appreciated investment securities and $555,855 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Event Driven
Opportunities Fund

July 31, 2014

1.9585362.100

EDO-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Diversified Consumer Services - 4.0%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	51,794	$ 1,446,606
DeVry, Inc.	35,605	1,423,132
Matthews International Corp. Class A	36,100	1,569,989
Sotheby's Class A (Ltd. vtg.)	65,729	2,606,155
		7,045,882
Hotels, Restaurants & Leisure - 3.9%
Bob Evans Farms, Inc.	31,700	1,506,067
Bravo Brio Restaurant Group, Inc. (a)	99,177	1,477,737
Darden Restaurants, Inc. (d)	50,600	2,365,550
Life Time Fitness, Inc. (a)(d)	36,600	1,440,210
		6,789,564
Internet & Catalog Retail - 0.6%
FTD Companies, Inc. (a)	29,497	971,631
Media - 4.6%
CBS Outdoor Americas, Inc.	42,200	1,404,838
Liberty Media Corp. (a)	21,692	1,019,524
Liberty Media Corp. Class A (a)	10,846	510,304
New Media Investment Group, Inc.	102,300	1,540,638
News Corp. Class A (a)	81,605	1,440,328
Time, Inc. (a)	58,800	1,417,080
Tribune Pubg Co. (a)	36,200	761,286
		8,093,998
Multiline Retail - 0.3%
Big Lots, Inc.	13,016	569,450
Specialty Retail - 8.7%
Abercrombie & Fitch Co. Class A (d)	55,720	2,192,025
Chico's FAS, Inc.	172,705	2,730,466
CST Brands, Inc.	45,090	1,507,359
Destination XL Group, Inc. (a)	331,022	1,770,968
Groupe FNAC SA (a)	30,065	1,330,545
Murphy U.S.A., Inc. (a)	31,476	1,555,544
Office Depot, Inc. (a)	293,297	1,469,418
PetSmart, Inc.	20,700	1,410,498
Signet Jewelers Ltd.	13,700	1,394,523
		15,361,346
TOTAL CONSUMER DISCRETIONARY		38,831,871
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.6%
Beverages - 0.9%
Crimson Wine Group Ltd. (a)	157,737	$ 1,482,728
Food Products - 2.7%
Dean Foods Co. (d)	125,804	1,927,317
Kraft Foods Group, Inc.	25,372	1,359,559
WhiteWave Foods Co. (a)	50,059	1,491,258
		4,778,134
TOTAL CONSUMER STAPLES		6,260,862
ENERGY - 4.2%
Energy Equipment & Services - 2.0%
Era Group, Inc. (a)	31,245	837,366
Rowan Companies PLC	42,200	1,287,944
Seventy Seven Energy, Inc. (a)	63,300	1,419,819
		3,545,129
Oil, Gas & Consumable Fuels - 2.2%
Magnum Hunter Resources Corp. (a)(d)	123,600	794,748
QEP Resources, Inc.	44,000	1,454,200
The Williams Companies, Inc.	28,980	1,641,137
		3,890,085
TOTAL ENERGY		7,435,214
FINANCIALS - 15.2%
Banks - 0.9%
First Horizon National Corp.	130,394	1,536,041
Capital Markets - 1.6%
Apollo Investment Corp.	2,800	23,772
Greenhill & Co., Inc.	31,100	1,423,447
NorthStar Asset Management Group, Inc. (a)	78,100	1,398,771
		2,845,990
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)(d)	35,059	1,489,306
Navient Corp.	85,000	1,462,000
		2,951,306
Diversified Financial Services - 0.8%
MSCI, Inc. Class A (a)	32,409	1,466,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.2%
FNF Group	70,396	$ 1,908,436
FNFV Group	13,029	213,154
		2,121,590
Real Estate Investment Trusts - 5.3%
Ashford Hospitality Prime, Inc.	47,569	792,024
CareTrust (REIT), Inc. (a)	85,900	1,465,454
CommonWealth REIT	56,188	1,509,210
Gaming & Leisure Properties	24,626	829,157
New Residential Investment Corp.	269,592	1,612,160
Starwood Waypoint Residential (a)	58,000	1,524,820
Washington Prime Group, Inc. (a)	78,900	1,490,421
		9,223,246
Real Estate Management & Development - 2.0%
Buwog-Gemeinnuetzige Wohnung (a)	184,000	3,535,628
Thrifts & Mortgage Finance - 1.7%
Fannie Mae (a)	178,110	746,281
Fox Chase Bancorp, Inc.	91,447	1,538,139
Freddie Mac (a)	179,939	750,346
		3,034,766
TOTAL FINANCIALS		26,715,074
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 1.7%
Hologic, Inc. (a)	59,500	1,551,165
Masimo Corp. (a)	60,900	1,466,472
		3,017,637
Pharmaceuticals - 3.4%
AbbVie, Inc.	28,210	1,476,511
Allergan, Inc.	9,200	1,525,912
Mallinckrodt PLC (a)(d)	20,092	1,398,805
Zoetis, Inc. Class A	46,668	1,535,844
		5,937,072
TOTAL HEALTH CARE		8,954,709
INDUSTRIALS - 20.2%
Aerospace & Defense - 0.8%
Triumph Group, Inc.	23,000	1,457,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
UTi Worldwide, Inc.	157,900	$ 1,493,734
Building Products - 0.8%
Allegion PLC	27,554	1,417,102
Commercial Services & Supplies - 8.1%
ADT Corp. (d)	44,414	1,545,607
Civeo Corp.	120,719	3,066,263
Clean Harbors, Inc. (a)	25,300	1,458,039
Progressive Waste Solution Ltd. (Canada)	140,784	3,533,964
R.R. Donnelley & Sons Co.	92,118	1,599,168
Recall Holdings Ltd. (a)	313,898	1,494,791
The Brink's Co.	55,000	1,476,200
		14,174,032
Electrical Equipment - 4.3%
Babcock & Wilcox Co.	67,900	2,107,616
General Cable Corp.	62,100	1,380,483
OSRAM Licht AG (a)	54,920	2,230,487
PowerSecure International, Inc. (a)(d)	176,600	1,735,978
		7,454,564
Machinery - 4.5%
Allison Transmission Holdings, Inc.	69,349	2,030,539
Manitowoc Co., Inc.	44,500	1,181,920
SPX Corp.	14,123	1,400,013
Valmet Corp.	319,600	3,361,629
		7,974,101
Trading Companies & Distributors - 0.8%
Now, Inc.	44,400	1,429,236
TOTAL INDUSTRIALS		35,399,819
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.8%
EMCORE Corp. (a)(d)	363,180	1,474,511
Emulex Corp. (a)	283,700	1,668,156
JDS Uniphase Corp. (a)	125,100	1,484,937
Juniper Networks, Inc.	68,200	1,605,428
Riverbed Technology, Inc. (a)	120,600	2,158,740
		8,391,772
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Knowles Corp. (a)	51,500	$ 1,497,620
RealD, Inc. (a)	146,700	1,550,619
		3,048,239
Internet Software & Services - 0.8%
XO Group, Inc. (a)	130,200	1,454,334
IT Services - 4.6%
Blackhawk Network Holdings, Inc. (a)	58,000	1,617,620
ManTech International Corp. Class A	53,500	1,444,500
PRG-Schultz International, Inc. (a)	207,683	1,250,252
Science Applications International Corp.	52,749	2,203,326
ServiceSource International, Inc. (a)	329,600	1,460,128
		7,975,826
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)(d)	394,645	1,543,062
Tessera Technologies, Inc.	202,704	5,150,707
		6,693,769
Software - 1.6%
Compuware Corp.	157,756	1,435,580
Comverse, Inc. (a)	53,521	1,374,419
		2,809,999
Technology Hardware, Storage & Peripherals - 2.7%
Intevac, Inc. (a)	209,200	1,326,328
Lexmark International, Inc. Class A	32,555	1,563,617
Quantum Corp. (a)(d)	1,522,478	1,903,098
		4,793,043
TOTAL INFORMATION TECHNOLOGY		35,166,982
MATERIALS - 6.0%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	11,412	1,505,813
Ashland, Inc.	20,688	2,164,999
Intrepid Potash, Inc. (a)(d)	70,900	1,050,029
		4,720,841
Containers & Packaging - 2.4%
MeadWestvaco Corp.	34,100	1,425,380
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Orora Ltd.	1,092,561	$ 1,471,335
Owens-Illinois, Inc. (a)	44,700	1,394,193
		4,290,908
Metals & Mining - 0.9%
TimkenSteel Corp. (a)	35,000	1,522,850
TOTAL MATERIALS		10,534,599
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
TW Telecom, Inc. (a)	36,339	1,480,451
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONE Gas, Inc.	23,500	846,000
TOTAL COMMON STOCKS (Cost $175,160,906)		171,625,581
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 0.11% (b)	3,928,344	3,928,344
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,677,825	13,677,825
TOTAL MONEY MARKET FUNDS (Cost $17,606,169)		17,606,169
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $192,767,075)		189,231,750
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(13,700,918)
NET ASSETS - 100%		$ 175,530,832
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 978
Fidelity Securities Lending Cash Central Fund	4,673
Total	$ 5,651
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,831,871	$ 38,831,871	$ -	$ -
Consumer Staples	6,260,862	6,260,862	-	-
Energy	7,435,214	7,435,214	-	-
Financials	26,715,074	26,715,074	-	-
Health Care	8,954,709	8,954,709	-	-
Industrials	35,399,819	33,905,028	1,494,791	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 35,166,982	$ 35,166,982	$ -	$ -
Materials	10,534,599	9,063,264	1,471,335	-
Telecommunication Services	1,480,451	1,480,451	-	-
Utilities	846,000	846,000	-	-
Money Market Funds	17,606,169	17,606,169	-	-
Total Investments in Securities:	$ 189,231,750	$ 186,265,624	$ 2,966,126	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $193,190,326. Net unrealized depreciation aggregated $3,958,576, of which $5,373,406 related to appreciated investment securities and $9,331,982 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2014

1.804840.110

LCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.1%
General Motors Co.	65,000	$ 2,198
Diversified Consumer Services - 0.3%
H&R Block, Inc.	291,283	9,359
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	22,200	2,099
Yum! Brands, Inc.	304,888	21,159
Zoe's Kitchen, Inc. (d)	20,700	601
		23,859
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	195,178	3,304
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	999,113	53,423
Discovery Communications, Inc. Class A (a)	29,223	2,490
Gray Television, Inc. (a)	134,800	1,642
Time Warner, Inc.	412,041	34,208
Viacom, Inc. Class B (non-vtg.)	57,300	4,737
		96,500
Multiline Retail - 2.2%
Dollar General Corp. (a)	74,100	4,093
Target Corp.	965,819	57,553
		61,646
Specialty Retail - 1.5%
Lowe's Companies, Inc.	752,070	35,987
Sally Beauty Holdings, Inc. (a)	160,300	4,160
Staples, Inc.	290,075	3,362
		43,509
TOTAL CONSUMER DISCRETIONARY		240,375
CONSUMER STAPLES - 10.3%
Beverages - 3.0%
Diageo PLC	325,166	9,765
Molson Coors Brewing Co. Class B	20,700	1,398
Monster Beverage Corp. (a)	55,814	3,570
PepsiCo, Inc.	250,556	22,074
Pernod Ricard SA	36,100	4,046
SABMiller PLC	222,518	12,164
The Coca-Cola Co.	833,075	32,732
		85,749
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	198,389	$ 15,149
Walgreen Co.	301,495	20,734
Whole Foods Market, Inc.	108,800	4,158
		40,041
Food Products - 0.4%
Kellogg Co.	170,533	10,203
Household Products - 1.3%
Procter & Gamble Co.	463,168	35,812
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	341,009	40,034
Lorillard, Inc.	586,990	35,501
Philip Morris International, Inc.	353,734	29,010
Reynolds American, Inc.	296,700	16,571
		121,116
TOTAL CONSUMER STAPLES		292,921
ENERGY - 11.0%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	169,775	12,039
Ensco PLC Class A	182,350	9,236
National Oilwell Varco, Inc.	93,718	7,595
Oceaneering International, Inc.	44,900	3,049
Schlumberger Ltd.	133,845	14,507
		46,426
Oil, Gas & Consumable Fuels - 9.4%
Amyris, Inc. (a)(d)	1,733,387	6,518
Anadarko Petroleum Corp.	58,500	6,251
Apache Corp.	325,040	33,369
BG Group PLC	1,467,991	28,948
Canadian Natural Resources Ltd.	467,700	20,388
Chevron Corp.	436,757	56,446
Exxon Mobil Corp.	108,252	10,710
Imperial Oil Ltd.	334,700	17,175
Markwest Energy Partners LP	90,200	6,296
Occidental Petroleum Corp.	242,425	23,687
Peabody Energy Corp.	403,368	6,119
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	700,200	$ 28,750
The Williams Companies, Inc.	390,825	22,132
		266,789
TOTAL ENERGY		313,215
FINANCIALS - 19.7%
Banks - 11.4%
Bank of America Corp.	3,513,850	53,586
Citigroup, Inc.	1,295,858	63,380
JPMorgan Chase & Co.	1,962,171	113,158
PNC Financial Services Group, Inc.	122,820	10,140
Standard Chartered PLC (United Kingdom)	1,260,305	26,214
SunTrust Banks, Inc.	335,992	12,784
U.S. Bancorp	377,485	15,866
Wells Fargo & Co.	584,550	29,754
		324,882
Capital Markets - 4.3%
BlackRock, Inc. Class A	13,100	3,992
Charles Schwab Corp.	763,186	21,178
E*TRADE Financial Corp. (a)	205,900	4,328
Goldman Sachs Group, Inc.	18,800	3,250
KKR & Co. LP	449,015	10,291
Morgan Stanley	866,307	28,016
Northern Trust Corp.	245,506	16,422
State Street Corp.	507,042	35,716
		123,193
Consumer Finance - 0.2%
Springleaf Holdings, Inc.	156,750	4,104
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	12,600	2,422
KKR Renaissance Co-Invest LP unit (e)	20,500	3,485
		5,907
Insurance - 2.6%
AIA Group Ltd.	39,400	211
American International Group, Inc.	377,243	19,609
Genworth Financial, Inc. Class A (a)	784,249	10,274
Lincoln National Corp.	195,364	10,235
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	590,510	$ 31,061
Principal Financial Group, Inc.	73,400	3,647
		75,037
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	827,992	6,119
Radian Group, Inc. (d)	1,743,990	22,079
		28,198
TOTAL FINANCIALS		561,321
HEALTH CARE - 12.8%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	64,800	2,178
Alnylam Pharmaceuticals, Inc. (a)	35,600	1,924
Amgen, Inc.	236,703	30,154
BioCryst Pharmaceuticals, Inc. (a)	316,200	3,959
Biogen Idec, Inc. (a)	24,700	8,259
Clovis Oncology, Inc. (a)	203,040	7,401
Discovery Laboratories, Inc. (a)	635,786	998
Insmed, Inc. (a)	89,044	1,522
Intercept Pharmaceuticals, Inc. (a)	117,748	27,360
MEI Pharma, Inc. (a)(d)	816,734	5,301
Synageva BioPharma Corp. (a)	25,456	1,741
Ultragenyx Pharmaceutical, Inc.	4,500	197
XOMA Corp. (a)	419,000	1,626
		92,620
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	218,875	9,219
Accuray, Inc. (a)(d)	456,199	3,590
Alere, Inc. (a)	894,605	35,784
Boston Scientific Corp. (a)	1,836,227	23,467
Edwards Lifesciences Corp. (a)	162,800	14,693
St. Jude Medical, Inc.	108,900	7,099
Zimmer Holdings, Inc.	40,000	4,003
		97,855
Health Care Providers & Services - 2.5%
Catamaran Corp. (a)	117,700	5,360
China Cord Blood Corp. (a)	256,300	1,148
Community Health Systems, Inc. (a)	228,000	10,876
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	257,067	$ 17,905
McKesson Corp.	135,404	25,979
Quest Diagnostics, Inc.	94,545	5,777
UnitedHealth Group, Inc.	37,092	3,006
		70,051
Health Care Technology - 0.4%
MedAssets, Inc. (a)	538,109	11,429
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	39,900	2,067
Pharmaceuticals - 3.2%
AbbVie, Inc.	52,700	2,758
Actavis PLC (a)	47,613	10,202
Cardiome Pharma Corp. (a)	240,645	1,578
GlaxoSmithKline PLC sponsored ADR	485,611	23,489
Jazz Pharmaceuticals PLC (a)	50,993	7,125
Johnson & Johnson	118,810	11,892
Merck & Co., Inc.	72,846	4,133
Novartis AG sponsored ADR	84,031	7,306
Teva Pharmaceutical Industries Ltd. sponsored ADR	403,001	21,561
XenoPort, Inc. (a)	623,517	2,675
		92,719
TOTAL HEALTH CARE		366,741
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	63,920	5,870
KEYW Holding Corp. (a)	194,518	2,548
Rolls-Royce Group PLC	294,900	5,178
The Boeing Co.	162,137	19,534
United Technologies Corp.	28,778	3,026
		36,156
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	97,542	6,580
FedEx Corp.	95,400	14,012
United Parcel Service, Inc. Class B	270,075	26,222
UTi Worldwide, Inc.	216,600	2,049
		48,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
ADT Corp. (d)	326,885	$ 11,376
Electrical Equipment - 0.3%
AMETEK, Inc.	104,170	5,072
Hubbell, Inc. Class B	26,800	3,134
Vestas Wind Systems A/S (a)	12,500	565
		8,771
Industrial Conglomerates - 2.9%
Danaher Corp.	136,192	10,062
General Electric Co.	2,872,203	72,236
		82,298
Machinery - 0.9%
Caterpillar, Inc.	45,467	4,581
Deere & Co.	52,000	4,426
Ingersoll-Rand PLC	225,271	13,244
Valmont Industries, Inc.	26,604	3,874
		26,125
Professional Services - 0.6%
Acacia Research Corp. (d)	524,013	8,939
Bureau Veritas SA	180,491	4,652
Exova Group Ltd. PLC (a)	286,500	1,117
Verisk Analytics, Inc. (a)	67,030	4,024
		18,732
Road & Rail - 1.9%
CSX Corp.	992,199	29,687
J.B. Hunt Transport Services, Inc.	130,100	10,052
Kansas City Southern	37,900	4,133
Norfolk Southern Corp.	97,142	9,875
		53,747
TOTAL INDUSTRIALS		286,068
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,893,061	47,762
QUALCOMM, Inc.	274,150	20,205
		67,967
Internet Software & Services - 3.7%
Cornerstone OnDemand, Inc. (a)	103,000	4,310
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	4,950	$ 360
Google, Inc.:
Class A (a)	72,787	42,184
Class C (a)	60,687	34,689
Yahoo!, Inc. (a)	625,050	22,383
		103,926
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	345,016	16,923
Fidelity National Information Services, Inc.	121,076	6,829
IBM Corp.	86,169	16,516
MasterCard, Inc. Class A	335,500	24,877
Paychex, Inc.	403,839	16,561
Quindell PLC	1,008,523	3,491
The Western Union Co.	285,365	4,985
Unisys Corp. (a)	392,125	8,348
Visa, Inc. Class A	132,070	27,868
		126,398
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	964,721	20,221
Broadcom Corp. Class A	894,760	34,234
		54,455
Software - 4.7%
Adobe Systems, Inc. (a)	138,790	9,592
Autodesk, Inc. (a)	320,969	17,124
Concur Technologies, Inc. (a)	48,326	4,492
Imperva, Inc. (a)	48,000	1,064
Microsoft Corp.	1,759,796	75,953
Oracle Corp.	342,739	13,843
Parametric Technology Corp. (a)	162,496	5,843
salesforce.com, Inc. (a)	108,300	5,875
		133,786
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,146,429	109,564
EMC Corp.	674,697	19,769
First Data Holdings, Inc. Class B (e)	1,961,398	7,846
		137,179
TOTAL INFORMATION TECHNOLOGY		623,711
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.9%
Chemicals - 2.2%
Airgas, Inc.	115,163	$ 12,313
E.I. du Pont de Nemours & Co.	92,138	5,925
FMC Corp.	75,900	4,950
Intrepid Potash, Inc. (a)(d)	200,105	2,964
Johnson Matthey PLC	69,500	3,472
Monsanto Co.	187,673	21,224
Potash Corp. of Saskatchewan, Inc. (d)	110,900	3,937
Syngenta AG (Switzerland)	23,351	8,272
		63,057
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	529,700	19,715
TOTAL MATERIALS		82,772
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,140,300	57,494
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	259,500	2,515
TOTAL COMMON STOCKS (Cost $2,286,988)		2,827,133
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(e)	49,302	834
Series D (e)	23,907	405
		1,239
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $804)		1,239
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
3% 2/27/17	$ 395	$ 329
5% 10/15/18 (e)	900	717
		1,046
TOTAL CONVERTIBLE BONDS (Cost $1,295)		1,046
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	28,107,252	28,107
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,715,468	22,715
TOTAL MONEY MARKET FUNDS (Cost $50,822)		50,822
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,339,909)		2,880,240
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(26,064)
NET ASSETS - 100%		$ 2,854,176
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,591,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 900
First Data Holdings, Inc. Class B	6/26/14	$ 7,846
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
NJOY, Inc. Series D	2/14/14	$ 405
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16
Fidelity Securities Lending Cash Central Fund	309
Total	$ 325
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 241,614	$ 237,071	$ -	$ 4,543
Consumer Staples	292,921	283,156	9,765	-
Energy	313,215	284,267	28,948	-
Financials	561,321	557,625	211	3,485
Health Care	366,741	366,741	-	-
Industrials	286,068	286,068	-	-
Information Technology	623,711	615,865	-	7,846
Materials	82,772	74,500	8,272	-
Telecommunication Services	57,494	57,494	-	-
Utilities	2,515	2,515	-	-
Corporate Bonds	1,046	-	1,046	-
Money Market Funds	50,822	50,822	-	-
Total Investments in Securities:	$ 2,880,240	$ 2,816,124	$ 48,242	$ 15,874

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 30,147
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $2,346,659,000. Net unrealized appreciation aggregated $533,581,000, of which $585,235,000 related to appreciated investment securities and $51,654,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Discovery Fund

July 31, 2014

1.968035.100

XS4-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Diversified Consumer Services - 0.8%
Regis Corp.	800,100	$ 11,145,393
Household Durables - 0.9%
Tempur Sealy International, Inc. (a)	226,100	12,369,931
Multiline Retail - 2.6%
Big Lots, Inc.	800,000	35,000,000
Specialty Retail - 8.1%
Aarons, Inc. Class A	1,204,900	31,785,262
Asbury Automotive Group, Inc. (a)	155,500	10,500,915
Genesco, Inc. (a)	238,400	18,182,768
Murphy U.S.A., Inc. (a)	507,100	25,060,882
Rent-A-Center, Inc.	703,800	16,848,972
Tsutsumi Jewelry Co. Ltd.	274,900	7,021,442
		109,400,241
TOTAL CONSUMER DISCRETIONARY		167,915,565
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Post Holdings, Inc. (a)	335,300	15,061,676
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Northern Oil & Gas, Inc. (a)(d)	930,100	14,965,309
World Fuel Services Corp.	907,200	38,964,240
		53,929,549
FINANCIALS - 25.2%
Banks - 10.7%
Associated Banc-Corp.	1,554,700	27,860,224
First Citizen Bancshares, Inc.	120,700	26,837,645
National Penn Bancshares, Inc.	1,456,500	15,001,950
PacWest Bancorp	890,632	37,112,635
TCF Financial Corp.	2,410,200	38,105,262
		144,917,716
Capital Markets - 3.0%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	28,778,756
Waddell & Reed Financial, Inc. Class A	210,900	11,133,411
		39,912,167
Consumer Finance - 1.9%
Cash America International, Inc.	210,000	9,321,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	449,900	$ 4,404,521
World Acceptance Corp. (a)(d)	148,600	12,048,488
		25,774,909
Insurance - 4.9%
Aspen Insurance Holdings Ltd.	700,600	28,031,006
Platinum Underwriters Holdings Ltd.	436,300	25,567,180
StanCorp Financial Group, Inc.	218,700	13,196,358
		66,794,544
Real Estate Investment Trusts - 1.6%
Franklin Street Properties Corp.	1,819,200	22,085,088
Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	1,396,500	17,986,920
Washington Federal, Inc.	1,110,000	23,265,600
		41,252,520
TOTAL FINANCIALS		340,736,944
HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 4.0%
Hill-Rom Holdings, Inc.	656,800	25,877,920
Integra LifeSciences Holdings Corp. (a)	576,400	27,332,888
		53,210,808
Health Care Providers & Services - 7.7%
AmSurg Corp. (a)	761,200	36,354,912
Centene Corp. (a)	310,000	22,347,900
Chemed Corp.	192,700	19,626,495
VCA Antech, Inc. (a)	700,000	26,103,000
		104,432,307
Pharmaceuticals - 1.1%
Theravance, Inc. (a)(d)	701,669	15,226,217
TOTAL HEALTH CARE		172,869,332
INDUSTRIALS - 16.0%
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	360,220	12,326,728
Commercial Services & Supplies - 6.5%
ACCO Brands Corp. (a)	4,088,800	27,067,856
HNI Corp.	398,000	14,065,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	670,200	$ 11,266,062
Quad/Graphics, Inc.	573,694	12,116,417
United Stationers, Inc.	608,700	23,483,646
		87,999,301
Electrical Equipment - 3.0%
EnerSys	321,300	20,380,059
GrafTech International Ltd. (a)(d)	2,496,800	20,973,120
		41,353,179
Machinery - 1.2%
Blount International, Inc. (a)	724,800	9,465,888
Columbus McKinnon Corp. (NY Shares)	274,000	6,370,500
		15,836,388
Professional Services - 2.4%
FTI Consulting, Inc. (a)	876,800	32,406,528
Trading Companies & Distributors - 2.0%
WESCO International, Inc. (a)	345,700	27,133,993
TOTAL INDUSTRIALS		217,056,117
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 2.0%
Polycom, Inc. (a)	2,094,532	26,851,900
Electronic Equipment & Components - 6.6%
Ingram Micro, Inc. Class A (a)	1,186,700	34,058,290
SYNNEX Corp. (a)	239,900	15,473,550
Tech Data Corp. (a)	635,500	39,903,046
		89,434,886
Internet Software & Services - 4.2%
Blucora, Inc. (a)	2,050,000	34,993,500
j2 Global, Inc.	446,700	21,852,564
		56,846,064
IT Services - 4.3%
Booz Allen Hamilton Holding Corp. Class A	1,300,000	28,912,000
CACI International, Inc. Class A (a)	437,200	30,162,428
		59,074,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Monotype Imaging Holdings, Inc.	518,100	$ 15,486,009
SS&C Technologies Holdings, Inc. (a)	601,100	26,033,641
		41,519,650
TOTAL INFORMATION TECHNOLOGY		273,726,928
MATERIALS - 3.9%
Containers & Packaging - 1.1%
Silgan Holdings, Inc.	300,000	14,766,000
Metals & Mining - 2.8%
Carpenter Technology Corp.	226,600	12,268,124
Haynes International, Inc.	192,300	9,576,540
RTI International Metals, Inc. (a)	649,500	16,146,570
		37,991,234
TOTAL MATERIALS		52,757,234
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Intelsat SA (a)	850,000	15,759,000
UTILITIES - 2.4%
Electric Utilities - 1.4%
UIL Holdings Corp.	535,500	18,801,405
Gas Utilities - 1.0%
Southwest Gas Corp.	289,100	14,319,123
TOTAL UTILITIES		33,120,528
TOTAL COMMON STOCKS (Cost $1,346,951,015)		1,342,932,873
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	13,001,921	$ 13,001,921
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,721,508	20,721,508
TOTAL MONEY MARKET FUNDS (Cost $33,723,429)		33,723,429
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,380,674,444)		1,376,656,302
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(22,379,302)
NET ASSETS - 100%		$ 1,354,277,000
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,055
Fidelity Securities Lending Cash Central Fund	129,024
Total	$ 133,079
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 167,915,565	$ 160,894,123	$ 7,021,442	$ -
Consumer Staples	15,061,676	15,061,676	-	-
Energy	53,929,549	53,929,549	-	-
Financials	340,736,944	340,736,944	-	-
Health Care	172,869,332	172,869,332	-	-
Industrials	217,056,117	217,056,117	-	-
Information Technology	273,726,928	273,726,928	-	-
Materials	52,757,234	52,757,234	-	-
Telecommunication Services	15,759,000	15,759,000	-	-
Utilities	33,120,528	33,120,528	-	-
Money Market Funds	33,723,429	33,723,429	-	-
Total Investments in Securities:	$ 1,376,656,302	$ 1,369,634,860	$ 7,021,442	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,380,674,444. Net unrealized depreciation aggregated $4,018,142, of which $83,106,484 related to appreciated investment securities and $87,124,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2014

1.804879.110

SLC-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	225,000	$ 13,538
Bloomin' Brands, Inc. (a)	501,200	9,819
Penn National Gaming, Inc. (a)	168,383	1,765
		25,122
Household Durables - 0.5%
De Longhi SpA (d)	447,243	9,522
Internet & Catalog Retail - 0.9%
HSN, Inc.	312,000	17,438
Leisure Products - 1.1%
Amer Group PLC (A Shares)	603,862	11,927
Brunswick Corp.	191,300	7,715
		19,642
Media - 0.8%
Sinclair Broadcast Group, Inc. Class A (d)	462,000	14,927
Multiline Retail - 0.1%
Dillard's, Inc. Class A	20,000	2,384
Specialty Retail - 4.8%
GNC Holdings, Inc.	315,600	10,355
Lumber Liquidators Holdings, Inc. (a)	115,000	6,235
Murphy U.S.A., Inc. (a)	412,910	20,406
Office Depot, Inc. (a)	2,263,655	11,341
USS Co. Ltd.	546,700	9,551
Vitamin Shoppe, Inc. (a)	405,000	17,273
Zumiez, Inc. (a)	565,858	15,759
		90,920
Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (a)	54,000	5,292
G-III Apparel Group Ltd. (a)	50,000	3,884
Steven Madden Ltd. (a)	724,032	23,060
		32,236
TOTAL CONSUMER DISCRETIONARY		212,191
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	199,245	13,911
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
Cosmos Pharmaceutical Corp.	120,000	$ 14,706
TOTAL CONSUMER STAPLES		28,617
ENERGY - 6.5%
Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc. (a)	731,049	18,591
Western Energy Services Corp.	1,566,800	15,059
		33,650
Oil, Gas & Consumable Fuels - 4.7%
Ardmore Shipping Corp.	705,009	9,257
EQT Midstream Partners LP	130,000	11,250
Northern Oil & Gas, Inc. (a)(d)	760,607	12,238
Rosetta Resources, Inc. (a)	50,200	2,564
Scorpio Tankers, Inc.	922,672	8,664
Targa Resources Corp.	140,100	17,863
World Fuel Services Corp.	644,000	27,660
		89,496
TOTAL ENERGY		123,146
FINANCIALS - 20.4%
Banks - 8.4%
City National Corp.	356,600	26,834
Customers Bancorp, Inc.	576,524	10,931
East West Bancorp, Inc.	339,803	11,574
FirstMerit Corp.	1,625,000	28,600
Popular, Inc. (a)	271,000	8,645
Spar Nord Bank A/S	2,616,723	28,431
UMB Financial Corp.	411,592	23,308
United Community Bank, Inc.	1,193,000	19,744
		158,067
Capital Markets - 1.9%
AllianceBernstein Holding LP	583,700	15,258
Vontobel Holdings AG	575,099	20,631
		35,889
Consumer Finance - 0.8%
Springleaf Holdings, Inc.	605,100	15,842
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.4%
Allied World Assurance Co. Holdings Ltd.	864,000	$ 31,113
Employers Holdings, Inc.	325,000	6,923
Primerica, Inc.	650,000	29,952
Validus Holdings Ltd.	410,600	14,999
		82,987
Real Estate Investment Trusts - 3.7%
CBL & Associates Properties, Inc.	1,269,900	23,747
Coresite Realty Corp. (d)	997,768	32,587
Piedmont Office Realty Trust, Inc. Class A	663,200	12,899
		69,233
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	208,381	22,584
Thrifts & Mortgage Finance - 0.0%
Meridian Bancorp, Inc. (a)	30,000	326
TOTAL FINANCIALS		384,928
HEALTH CARE - 11.6%
Biotechnology - 2.7%
Acorda Therapeutics, Inc. (a)	62,100	1,818
Ambit Biosciences Corp. (a)	50,000	279
ArQule, Inc. (a)	1,334,615	1,815
Biota Pharmaceuticals, Inc. (a)	471,167	1,512
Cytokinetics, Inc. (a)	413,702	1,750
Discovery Laboratories, Inc. (a)	100,000	157
Emergent BioSolutions, Inc. (a)	99,072	2,180
Hyperion Therapeutics, Inc. (a)	42,608	970
LipoScience, Inc. (a)	637,120	2,058
Macrogenics, Inc.	65,900	1,338
Mast Therapeutics, Inc. warrants 6/14/18 (a)	400,000	60
Momenta Pharmaceuticals, Inc. (a)	100,811	1,073
Novavax, Inc. (a)	1,634,209	7,076
OncoGenex Pharmaceuticals, Inc. (a)(d)	429,726	1,298
Onconova Therapeutics, Inc. (d)	220,200	1,070
Regulus Therapeutics, Inc. (a)	110,000	703
Rigel Pharmaceuticals, Inc. (a)	150,000	491
Synageva BioPharma Corp. (a)	89,400	6,116
Targacept, Inc. (a)	316,533	883
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	187,030	$ 17,009
Vical, Inc. (a)	1,196,000	1,567
		51,223
Health Care Equipment & Supplies - 3.8%
Cyberonics, Inc. (a)	269,300	16,015
Integra LifeSciences Holdings Corp. (a)	333,064	15,794
Masimo Corp. (a)	631,193	15,199
Steris Corp.	464,901	23,654
		70,662
Health Care Providers & Services - 2.9%
Hanger, Inc. (a)	430,897	13,638
MWI Veterinary Supply, Inc. (a)	120,200	16,979
Providence Service Corp. (a)	131,700	5,217
Team Health Holdings, Inc. (a)	319,480	18,067
		53,901
Pharmaceuticals - 2.2%
Dechra Pharmaceuticals PLC	2,781,280	32,588
Theravance, Inc. (a)(d)	435,157	9,443
		42,031
TOTAL HEALTH CARE		217,817
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.8%
AAR Corp.	544,959	14,659
Esterline Technologies Corp. (a)	95,700	10,388
Teledyne Technologies, Inc. (a)	312,318	28,483
		53,530
Construction & Engineering - 2.9%
AECOM Technology Corp. (a)	1,082,063	36,735
MasTec, Inc. (a)	373,800	10,164
URS Corp.	125,000	7,159
		54,058
Electrical Equipment - 2.7%
Prysmian SpA	1,069,300	22,795
Regal-Beloit Corp.	390,000	27,413
		50,208
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.7%
Graco, Inc.	179,559	$ 13,314
Professional Services - 2.0%
Dun & Bradstreet Corp.	226,244	24,894
Huron Consulting Group, Inc. (a)	223,200	13,490
		38,384
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	226,588	9,886
DXP Enterprises, Inc. (a)	195,000	13,851
Watsco, Inc.	232,800	20,852
WESCO International, Inc. (a)(d)	289,900	22,754
		67,343
TOTAL INDUSTRIALS		276,837
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 5.9%
Aruba Networks, Inc. (a)	1,322,869	23,626
Brocade Communications Systems, Inc.	908,600	8,368
Finisar Corp. (a)(d)	533,700	10,530
Plantronics, Inc.	657,551	30,885
Polycom, Inc. (a)	552,300	7,080
Riverbed Technology, Inc. (a)	1,769,000	31,665
		112,154
Electronic Equipment & Components - 0.1%
Ingram Micro, Inc. Class A (a)	60,000	1,722
Internet Software & Services - 1.7%
Bankrate, Inc. (a)	1,865,000	31,444
IT Services - 3.0%
Broadridge Financial Solutions, Inc.	362,409	14,630
EPAM Systems, Inc. (a)	204,898	7,921
Maximus, Inc.	567,000	23,451
Total System Services, Inc.	343,814	11,002
		57,004
Semiconductors & Semiconductor Equipment - 2.5%
Entegris, Inc. (a)	1,664,056	19,120
RF Micro Devices, Inc. (a)	1,275,000	14,229
Semtech Corp. (a)	645,900	14,423
		47,772
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 7.5%
BroadSoft, Inc. (a)	538,277	$ 13,134
Constellation Software, Inc.	45,500	10,808
Mentor Graphics Corp.	1,388,170	27,416
Parametric Technology Corp. (a)	890,300	32,015
Solera Holdings, Inc.	446,900	28,602
Synchronoss Technologies, Inc. (a)	704,095	28,452
		140,427
TOTAL INFORMATION TECHNOLOGY		390,523
MATERIALS - 7.3%
Chemicals - 1.7%
Chemtura Corp. (a)	765,200	17,799
Ferro Corp. (a)	1,067,534	13,387
		31,186
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	666,412	32,801
Metals & Mining - 0.6%
Commercial Metals Co.	650,800	11,220
Paper & Forest Products - 3.3%
Boise Cascade Co. (a)	735,600	20,707
Kapstone Paper & Packaging Corp. (a)	321,300	9,555
P.H. Glatfelter Co.	879,223	20,926
Schweitzer-Mauduit International, Inc.	270,686	11,052
		62,240
TOTAL MATERIALS		137,447
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Drillisch AG (d)	346,767	13,071
UTILITIES - 2.4%
Electric Utilities - 1.4%
Cleco Corp.	455,400	25,384
IDACORP, Inc.	20,584	1,102
		26,486
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 1.0%
Pattern Energy Group, Inc.	577,300	$ 17,891
TOTAL UTILITIES		44,377
TOTAL COMMON STOCKS (Cost $1,499,387)		1,828,954
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	57,712,460	57,712
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	35,223,215	35,223
TOTAL MONEY MARKET FUNDS (Cost $92,935)		92,935
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,592,322)		1,921,889
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(37,561)
NET ASSETS - 100%		$ 1,884,328
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	137
Total	$ 146
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 212,191	$ 202,640	$ 9,551	$ -
Consumer Staples	28,617	13,911	14,706	-
Energy	123,146	123,146	-	-
Financials	384,928	384,928	-	-
Health Care	217,817	217,817	-	-
Industrials	276,837	276,837	-	-
Information Technology	390,523	390,523	-	-
Materials	137,447	137,447	-	-
Telecommunication Services	13,071	13,071	-	-
Utilities	44,377	44,377	-	-
Money Market Funds	92,935	92,935	-	-
Total Investments in Securities:	$ 1,921,889	$ 1,897,632	$ 24,257	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 31,986
Level 2 to Level 1	$ 0
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,595,365,000. Net unrealized appreciation aggregated $326,524,000, of which $360,474,000 related to appreciated investment securities and $33,950,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2014

1.804824.110

MCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Tenneco, Inc. (a)	372,700	$ 23,741
Automobiles - 0.2%
Tesla Motors, Inc. (a)(d)	89,630	20,014
Distributors - 0.4%
Pool Corp.	628,500	34,417
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,000,000	32,130
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	850,000	22,916
Domino's Pizza, Inc.	934,600	67,291
Jubilant Foodworks Ltd. (a)	1,278,413	26,411
Panera Bread Co. Class A (a)	200,000	29,460
Wyndham Worldwide Corp.	376,300	28,429
		174,507
Household Durables - 2.9%
D.R. Horton, Inc.	1,492,933	30,904
Lennar Corp. Class A	447,600	16,217
NVR, Inc. (a)	56,900	64,096
Toll Brothers, Inc. (a)	1,212,187	39,626
Tupperware Brands Corp.	1,374,900	100,065
Wayfair LLC Series B (f)(g)	560,451	14,698
		265,606
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	825,000	23,141
zulily, Inc. Class A (d)	450,000	15,579
		38,720
Leisure Products - 0.7%
Brunswick Corp.	675,000	27,223
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	34,498
		61,721
Media - 1.0%
Discovery Communications, Inc. Class A (a)	542,800	46,252
Scripps Networks Interactive, Inc. Class A	520,200	42,870
		89,122
Specialty Retail - 2.6%
Cabela's, Inc. Class A (a)(d)	795,700	46,437
GameStop Corp. Class A	370,500	15,550
PT ACE Hardware Indonesia Tbk	259,254,600	20,692
Ross Stores, Inc.	324,500	20,898
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	1,274,000	$ 33,060
Tractor Supply Co.	994,000	61,797
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	20,959
World Duty Free SpA (a)	1,841,330	21,032
		240,425
Textiles, Apparel & Luxury Goods - 3.0%
Brunello Cucinelli SpA (d)	2,172,700	48,994
Hanesbrands, Inc.	1,044,800	102,087
PVH Corp.	216,800	23,887
Under Armour, Inc. Class A (sub. vtg.) (a)	1,521,400	101,553
		276,521
TOTAL CONSUMER DISCRETIONARY		1,256,924
CONSUMER STAPLES - 5.1%
Beverages - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	87,748
Food & Staples Retailing - 0.9%
Masan Consumer Corp. unit (a)(f)(g)	125,000	11,875
Safeway, Inc.	1,161,700	40,032
United Natural Foods, Inc. (a)	591,826	34,693
		86,600
Food Products - 2.3%
Amira Nature Foods Ltd. (a)(d)	1,292,956	19,407
Ingredion, Inc.	974,800	71,775
Mead Johnson Nutrition Co. Class A	400,000	36,576
The Hershey Co.	339,600	29,936
WhiteWave Foods Co. (a)	1,761,000	52,460
		210,154
Household Products - 0.9%
Church & Dwight Co., Inc.	1,312,500	84,236
TOTAL CONSUMER STAPLES		468,738
ENERGY - 7.0%
Energy Equipment & Services - 2.0%
Helmerich & Payne, Inc.	454,000	48,242
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)(d)	3,100,000	$ 22,630
Oceaneering International, Inc.	1,611,800	109,457
		180,329
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp.	737,500	42,598
Cabot Oil & Gas Corp.	1,886,400	62,157
Cimarex Energy Co.	737,000	102,458
EQT Corp.	441,500	41,422
Holly Energy Partners LP	914,400	30,824
Memorial Resource Development Corp.	837,000	19,234
Oasis Petroleum, Inc. (a)	696,300	37,217
Range Resources Corp.	450,000	34,016
SM Energy Co.	950,600	74,660
Southwestern Energy Co. (a)	500,000	20,290
		464,876
TOTAL ENERGY		645,205
FINANCIALS - 16.1%
Banks - 4.0%
City National Corp.	641,700	48,288
Cullen/Frost Bankers, Inc.	821,300	64,037
First Niagara Financial Group, Inc.	2,565,000	22,059
First Republic Bank	1,268,500	59,264
FirstMerit Corp.	1,942,500	34,188
FNB Corp., Pennsylvania	2,502,500	30,781
Huntington Bancshares, Inc.	3,646,900	35,813
M&T Bank Corp. (d)	250,200	30,399
Texas Capital Bancshares, Inc. (a)	425,000	22,121
UMB Financial Corp.	405,000	22,935
		369,885
Capital Markets - 1.6%
Apollo Investment Corp.	3,122,668	26,511
Artisan Partners Asset Management, Inc.	491,454	25,605
KKR & Co. LP	4,219,584	96,713
		148,829
Insurance - 3.8%
Arch Capital Group Ltd. (a)	977,500	52,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	$ 57,204
First American Financial Corp.	1,561,400	42,376
FNF Group	2,872,000	77,860
FNFV Group	957,237	15,660
Genworth Financial, Inc. Class A (a)	3,522,900	46,150
Jardine Lloyd Thompson Group PLC	1,754,594	30,423
Progressive Corp.	1,000,000	23,440
		345,360
Real Estate Investment Trusts - 4.7%
Apartment Investment & Management Co. Class A	1,499,600	51,256
Aviv REIT, Inc.	638,100	18,154
Essex Property Trust, Inc.	483,300	91,619
Rayonier, Inc.	985,500	33,566
Retail Properties America, Inc.	1,500,000	22,575
SL Green Realty Corp.	992,700	107,013
The Macerich Co.	1,205,300	78,357
Two Harbors Investment Corp.	2,572,700	26,319
		428,859
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,127,600	34,775
Realogy Holdings Corp. (a)	956,900	35,176
		69,951
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	5,478,809	40,488
Radian Group, Inc.	5,303,544	67,143
		107,631
TOTAL FINANCIALS		1,470,515
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	1,267,900	68,733
Edwards Lifesciences Corp. (a)	1,201,400	108,426
HeartWare International, Inc. (a)	698,800	58,846
The Cooper Companies, Inc.	670,965	107,945
		343,950
Health Care Providers & Services - 5.2%
Air Methods Corp. (a)	494,400	24,844
Amplifon SpA	2,354,482	14,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc. (a)	902,500	$ 31,272
Community Health Systems, Inc. (a)	1,423,700	67,910
Corvel Corp. (a)	700,000	28,196
Henry Schein, Inc. (a)	1,104,400	128,387
MEDNAX, Inc. (a)	1,168,600	69,158
Qualicorp SA (a)	1,618,000	18,721
Universal Health Services, Inc. Class B	873,900	93,158
		475,739
Health Care Technology - 0.2%
HealthStream, Inc. (a)	565,700	14,120
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	935,400	52,467
Eurofins Scientific SA	375,195	112,011
Illumina, Inc. (a)	458,108	73,256
		237,734
Pharmaceuticals - 1.8%
Impax Laboratories, Inc. (a)	1,101,400	25,762
Perrigo Co. PLC	397,000	59,729
Salix Pharmaceuticals Ltd. (a)	537,900	70,954
Theravance, Inc. (a)(d)	516,100	11,199
		167,644
TOTAL HEALTH CARE		1,239,187
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.5%
Esterline Technologies Corp. (a)	300,000	32,565
KEYW Holding Corp. (a)(d)(e)	3,652,436	47,847
Teledyne Technologies, Inc. (a)	300,000	27,360
Textron, Inc.	1,159,800	42,182
TransDigm Group, Inc.	459,600	77,176
		227,130
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	520,100	35,086
Hub Group, Inc. Class A (a)	600,000	27,708
		62,794
Airlines - 0.3%
Copa Holdings SA Class A	187,500	28,476
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.6%
A.O. Smith Corp.	720,504	$ 33,648
Tarkett SA (d)	522,930	16,806
		50,454
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	583,700	33,639
Interface, Inc.	3,069,600	48,653
KAR Auction Services, Inc.	750,000	21,983
U.S. Ecology, Inc.	480,481	21,747
		126,022
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	489,900	24,892
MasTec, Inc. (a)	717,333	19,504
		44,396
Electrical Equipment - 2.7%
AMETEK, Inc.	1,648,092	80,246
Hubbell, Inc. Class B	460,000	53,792
OSRAM Licht AG (a)	715,725	29,068
Regal-Beloit Corp.	400,000	28,116
Rockwell Automation, Inc.	500,000	55,830
		247,052
Machinery - 0.5%
Donaldson Co., Inc.	1,288,800	49,993
Professional Services - 1.6%
Acacia Research Corp. (d)	1,571,780	26,815
Bureau Veritas SA	879,600	22,673
Michael Page International PLC	3,212,360	23,185
Towers Watson & Co.	729,700	74,444
		147,117
Road & Rail - 2.3%
Genesee & Wyoming, Inc. Class A (a)	185,100	18,460
Hertz Global Holdings, Inc. (a)	1,772,300	50,014
J.B. Hunt Transport Services, Inc.	657,600	50,806
Kansas City Southern	871,600	95,057
		214,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 2.0%
Rush Enterprises, Inc. Class A (a)	775,000	$ 27,303
United Rentals, Inc. (a)	1,478,673	156,589
		183,892
TOTAL INDUSTRIALS		1,381,663
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc.	3,800,200	35,000
Juniper Networks, Inc.	1,333,000	31,379
		66,379
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	408,000	39,237
Arrow Electronics, Inc. (a)	1,139,800	66,051
Fabrinet (a)	1,172,331	21,805
Trimble Navigation Ltd. (a)	1,264,232	39,065
		166,158
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	1,290,600	76,171
Cornerstone OnDemand, Inc. (a)	625,200	26,158
CoStar Group, Inc. (a)	276,400	39,727
Demandware, Inc. (a)	275,585	16,601
Shutterstock, Inc. (a)(d)	296,000	23,070
		181,727
IT Services - 4.5%
Alliance Data Systems Corp. (a)	208,200	54,609
Blackhawk Network Holdings, Inc. (a)	1	0
Fidelity National Information Services, Inc.	1,333,186	75,192
Fiserv, Inc. (a)	660,400	40,727
FleetCor Technologies, Inc. (a)	387,100	51,403
Gartner, Inc. Class A (a)	1,241,200	84,923
Quindell PLC (d)	7,231,416	25,028
Total System Services, Inc.	1,200,000	38,400
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	44,330
		414,612
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	2,345,000	49,151
Broadcom Corp. Class A	750,000	28,695
Cree, Inc. (a)	689,300	32,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc. (a)(d)	2,620,700	$ 36,270
Linear Technology Corp.	769,600	33,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,903,800	25,960
SunEdison, Inc. (a)	1,936,000	38,720
		245,318
Software - 3.8%
ANSYS, Inc. (a)	963,500	74,132
Aspen Technology, Inc. (a)	1,018,600	44,248
Citrix Systems, Inc. (a)	747,200	50,608
Concur Technologies, Inc. (a)	533,400	49,585
NetSuite, Inc. (a)	300,000	25,293
Nuance Communications, Inc. (a)	2,211,000	40,196
Red Hat, Inc. (a)	512,300	29,775
ServiceNow, Inc. (a)	514,900	30,276
		344,113
Technology Hardware, Storage & Peripherals - 0.4%
First Data Holdings, Inc. Class B (g)	7,895,869	31,583
TOTAL INFORMATION TECHNOLOGY		1,449,890
MATERIALS - 2.8%
Chemicals - 1.9%
Airgas, Inc.	520,700	55,673
Cytec Industries, Inc.	761,200	76,767
Eastman Chemical Co.	418,000	32,930
Rayonier Advanced Materials, Inc.	328,500	10,663
		176,033
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	607,000	60,354
Metals & Mining - 0.2%
Constellium NV (a)	816,000	23,648
TOTAL MATERIALS		260,035
UTILITIES - 4.0%
Electric Utilities - 1.6%
IDACORP, Inc.	248,153	13,289
Northeast Utilities (d)	610,400	26,797
OGE Energy Corp.	275,534	9,905
Pinnacle West Capital Corp.	410,600	21,963
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	860,087	$ 22,061
Westar Energy, Inc.	1,365,402	49,209
		143,224
Gas Utilities - 1.0%
Atmos Energy Corp.	1,000,000	48,320
National Fuel Gas Co.	707,600	48,761
		97,081
Multi-Utilities - 1.4%
Alliant Energy Corp.	1,425,500	80,541
CMS Energy Corp.	1,538,700	44,515
		125,056
TOTAL UTILITIES		365,361
TOTAL COMMON STOCKS (Cost $6,162,009)		8,537,518
Other - 0.5%
	Principal Amount (000s)
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 18,813	18,813
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	9,406,667	25,045
TOTAL OTHER (Cost $28,220)		43,858
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.11% (b)	574,501,178	574,501
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	187,141,022	187,141
TOTAL MONEY MARKET FUNDS (Cost $761,642)		761,642
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,951,871)		9,343,018
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(203,706)
NET ASSETS - 100%		$ 9,139,312
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,512,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
EQTY ER Holdings, LLC	1/29/13	$ 9,407
First Data Holdings, Inc. Class B	6/26/14	$ 31,583
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Wayfair LLC Series B	3/5/14	$ 14,698
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 152
Fidelity Securities Lending Cash Central Fund	1,342
Total	$ 1,494
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ -	$ -	$ 18,813
EQTY ER Holdings, LLC	9,407	-	-	-	25,045
KEYW Holding Corp.	46,934	-	-	-	47,847
Total	$ 75,154	$ -	$ -	$ -	$ 91,705
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,256,924	$ 1,160,625	$ 47,103	$ 49,196
Consumer Staples	468,738	456,863	-	11,875
Energy	645,205	645,205	-	-
Financials	1,470,515	1,470,515	-	-
Health Care	1,239,187	1,239,187	-	-
Industrials	1,381,663	1,381,663	-	-
Information Technology	1,449,890	1,418,307	-	31,583
Materials	260,035	260,035	-	-
Utilities	365,361	365,361	-	-
Other/Energy	43,858	-	43,858	-
Money Market Funds	761,642	761,642	-	-
Total Investments in Securities:	$ 9,343,018	$ 9,159,403	$ 90,961	$ 92,654
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,443
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(12,871)
Cost of Purchases	31,583
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(28,501)
Ending Balance	$ 92,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ (12,871)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $6,952,638,000. Net unrealized appreciation aggregated $2,390,380,000, of which $2,595,011,000 related to appreciated investment securities and $204,631,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

July 31, 2014

1.804843.110

SMR-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 0.8%
Regis Corp. (e)	3,500,000	$ 48,755,000
Leisure Products - 2.2%
Brunswick Corp.	3,400,000	137,122,000
Multiline Retail - 2.5%
Big Lots, Inc. (e)	3,450,000	150,937,500
Specialty Retail - 8.9%
Aarons, Inc. Class A (e)	5,584,476	147,318,477
Asbury Automotive Group, Inc. (a)	800,000	54,024,000
Genesco, Inc. (a)(e)	1,700,000	129,659,000
Murphy U.S.A., Inc. (a)	2,101,500	103,856,130
Rent-A-Center, Inc. (e)	4,181,161	100,096,994
Tsutsumi Jewelry Co. Ltd.	665,900	17,008,288
		551,962,889
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)(d)	1,868,492	37,052,196
TOTAL CONSUMER DISCRETIONARY		925,829,585
CONSUMER STAPLES - 2.0%
Food Products - 2.0%
Post Holdings, Inc. (a)(e)	2,717,900	122,088,068
ENERGY - 3.1%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc.	5,000,000	168,000,000
Oil, Gas & Consumable Fuels - 0.4%
LinnCo LLC	850,000	24,726,500
TOTAL ENERGY		192,726,500
FINANCIALS - 22.2%
Banks - 9.8%
Associated Banc-Corp.	5,800,000	103,936,000
Cathay General Bancorp	2,450,000	62,695,500
First Citizen Bancshares, Inc.	439,990	97,831,777
National Penn Bancshares, Inc.	4,120,100	42,437,030
PacWest Bancorp	2,651,890	110,504,256
TCF Financial Corp. (e)	11,800,000	186,558,000
		603,962,563
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 3.4%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	$ 147,308,400
Waddell & Reed Financial, Inc. Class A	1,255,500	66,277,845
		213,586,245
Consumer Finance - 1.9%
Cash America International, Inc.	1,075,193	47,727,817
EZCORP, Inc. (non-vtg.) Class A (a)	2,548,444	24,949,267
World Acceptance Corp. (a)(d)(e)	534,100	43,304,828
		115,981,912
Insurance - 1.8%
Amerisafe, Inc. (e)	1,160,000	42,456,000
Platinum Underwriters Holdings Ltd.	1,171,550	68,652,830
		111,108,830
Real Estate Investment Trusts - 2.6%
Franklin Street Properties Corp. (e)	6,700,000	81,338,000
The GEO Group, Inc.	2,400,000	82,584,000
		163,922,000
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	4,475,000	57,638,000
Washington Federal, Inc. (e)	5,144,400	107,826,624
		165,464,624
TOTAL FINANCIALS		1,374,026,174
HEALTH CARE - 15.5%
Health Care Equipment & Supplies - 3.2%
Hill-Rom Holdings, Inc.	2,200,000	86,680,000
Integra LifeSciences Holdings Corp. (a)(e)	2,319,648	109,997,708
		196,677,708
Health Care Providers & Services - 11.2%
AmSurg Corp. (a)(e)	2,140,000	102,206,400
Centene Corp. (a)	1,500,000	108,135,000
Chemed Corp. (d)(e)	1,241,700	126,467,145
Owens & Minor, Inc. (d)(e)	3,200,000	105,888,000
Team Health Holdings, Inc. (a)	1,800,000	101,790,000
VCA Antech, Inc. (a)	3,900,000	145,431,000
		689,917,545
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Theravance, Inc. (a)(d)	3,245,918	$ 70,436,421
TOTAL HEALTH CARE		957,031,674
INDUSTRIALS - 13.3%
Commercial Services & Supplies - 3.0%
HNI Corp.	2,051,200	72,489,408
Quad/Graphics, Inc. (e)	2,509,474	53,000,091
United Stationers, Inc.	1,570,000	60,570,600
		186,060,099
Electrical Equipment - 4.8%
EnerSys	2,300,000	145,889,000
GrafTech International Ltd. (a)(d)(e)	11,498,151	96,584,468
Powell Industries, Inc. (e)	894,113	52,225,140
		294,698,608
Machinery - 1.3%
Blount International, Inc. (a)(e)	2,692,171	35,159,753
Columbus McKinnon Corp. (NY Shares) (e)	1,870,000	43,477,500
		78,637,253
Professional Services - 2.4%
FTI Consulting, Inc. (a)(e)	4,000,000	147,840,000
Trading Companies & Distributors - 1.8%
Diploma PLC	3,000,000	32,415,360
WESCO International, Inc. (a)	1,015,322	79,692,624
		112,107,984
TOTAL INDUSTRIALS		819,343,944
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.3%
Polycom, Inc. (a)(e)	11,180,000	143,327,600
Electronic Equipment & Components - 7.0%
Ingram Micro, Inc. Class A (a)	6,200,000	177,940,000
SYNNEX Corp. (a)	1,012,681	65,317,925
Tech Data Corp. (a)(e)	2,973,825	186,726,472
		429,984,397
Internet Software & Services - 3.4%
Blucora, Inc. (a)	2,053,387	35,051,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. (d)(e)	3,150,000	$ 154,098,000
QuinStreet, Inc. (a)(e)	4,000,000	19,960,000
		209,109,316
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	4,000,000	88,960,000
CACI International, Inc. Class A (a)(e)	2,089,016	144,121,214
WEX, Inc. (a)	475,000	51,262,000
		284,343,214
Software - 3.4%
Monotype Imaging Holdings, Inc. (e)	2,422,103	72,396,659
SS&C Technologies Holdings, Inc. (a)	3,150,000	136,426,500
		208,823,159
TOTAL INFORMATION TECHNOLOGY		1,275,587,686
MATERIALS - 4.3%
Containers & Packaging - 1.0%
Silgan Holdings, Inc.	1,200,000	59,064,000
Metals & Mining - 3.3%
Carpenter Technology Corp.	1,600,000	86,624,000
Haynes International, Inc. (e)	1,009,944	50,295,211
RTI International Metals, Inc. (a)(e)	2,685,000	66,749,100
		203,668,311
TOTAL MATERIALS		262,732,311
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Intelsat SA (a)(e)	5,800,000	107,532,000
UTILITIES - 1.7%
Electric Utilities - 1.7%
UIL Holdings Corp. (e)	3,000,629	105,352,084
TOTAL COMMON STOCKS (Cost $4,705,394,327)		6,142,250,026
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	37,426,058	$ 37,426,058
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	221,793,844	221,793,844
TOTAL MONEY MARKET FUNDS (Cost $259,219,902)		259,219,902
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $4,964,614,229)		6,401,469,928
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(227,005,793)
NET ASSETS - 100%		$ 6,174,464,135
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,053
Fidelity Securities Lending Cash Central Fund	581,831
Total	$ 586,884
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$ 164,574,508	$ -	$ -	$ 117,274	$ 147,318,477
Amerisafe, Inc.	49,474,000	-	-	139,200	42,456,000
AmSurg Corp.	92,683,400	-	-	-	102,206,400
Big Lots, Inc.	136,275,000	-	-	586,500	150,937,500
Blount International, Inc.	30,071,550	-	-	-	35,159,753
CACI International, Inc. Class A	145,499,964	-	-	-	144,121,214
Chemed Corp.	131,150,250	-	32,274,641	315,000	126,467,145
Columbus McKinnon Corp. (NY Shares)	49,536,300	-	-	74,800	43,477,500
Franklin Street Properties Corp.	81,606,000	-	-	885,767	81,338,000
FTI Consulting, Inc.	137,200,000	-	-	-	147,840,000
Genesco, Inc.	129,829,000	-	-	-	129,659,000
GrafTech International Ltd.	128,894,273	-	-	-	96,584,468
Haynes International, Inc.	53,577,529	-	-	222,188	50,295,211
Integra LifeSciences Holdings Corp.	105,729,556	-	-	-	109,997,708
Intelsat SA	105,444,000	-	-	-	107,532,000
j2 Global, Inc.	146,034,000	-	-	850,500	154,098,000
Monotype Imaging Holdings, Inc.	67,929,240	-	3,932,761	193,768	72,396,659
Owens & Minor, Inc.	114,036,000	-	6,556,482	800,000	105,888,000
Polycom, Inc.	143,664,000	-	6,606,521	-	143,327,600
Post Holdings, Inc.	142,037,454	-	-	-	122,088,068
Powell Industries, Inc.	72,818,000	-	16,409,779	287,500	52,225,140
Quad/Graphics, Inc.	55,809,955	-	1,543,415	773,348	53,000,091
QuinStreet, Inc.	24,400,000	-	-	-	19,960,000
Regis Corp.	45,990,000	-	-	-	48,755,000
Rent-A-Center, Inc.	122,131,713	-	-	961,667	100,096,994
RTI International Metals, Inc.	75,609,600	-	-	-	66,749,100
TCF Financial Corp.	196,250,000	-	11,462,646	625,000	186,558,000
Tech Data Corp.	201,456,823	-	15,733,266	-	186,726,472
UIL Holdings Corp.	110,213,103	-	-	1,296,272	105,352,084
VCA Antech, Inc.	140,898,000	-	24,407,713	-	-
Vera Bradley, Inc.	61,368,324	-	8,179,873	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Washington Federal, Inc.	$ 112,395,114	$ -	$ 1,293,537	$ 565,884	$ 107,826,624
World Acceptance Corp.	42,826,740	-	4,289,775	-	43,304,828
Total	$ 3,417,413,396	$ -	$ 132,690,409	$ 8,694,668	$ 3,083,743,036
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 925,829,585	$ 908,821,297	$ 17,008,288	$ -
Consumer Staples	122,088,068	122,088,068	-	-
Energy	192,726,500	192,726,500	-	-
Financials	1,374,026,174	1,374,026,174	-	-
Health Care	957,031,674	957,031,674	-	-
Industrials	819,343,944	819,343,944	-	-
Information Technology	1,275,587,686	1,275,587,686	-	-
Materials	262,732,311	262,732,311	-	-
Telecommunication Services	107,532,000	107,532,000	-	-
Utilities	105,352,084	105,352,084	-	-
Money Market Funds	259,219,902	259,219,902	-	-
Total Investments in Securities:	$ 6,401,469,928	$ 6,384,461,640	$ 17,008,288	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $4,967,703,407. Net unrealized appreciation aggregated $1,433,766,521, of which $1,610,482,635 related to appreciated investment securities and $176,716,114 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014